Restatement of Financial Statements (Details 3) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020
CASH FLOWS FROM FINANCING ACTIVITIES
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			$ 471,308
CASH AND RESTRICTED CASH, END OF YEAR		$ 471,308	934,729
As Filed [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	[1]	(2,068,150)
Prepaid expense	[2]
Accounts payable and accrued expenses	[1]	(1,464,657)
Operating liabilities	[2]
Net cash provided by (used in) operating activities		(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities		2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH		471,308
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			471,308
CASH AND RESTRICTED CASH, END OF YEAR		471,308
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(2,910,200)
Prepaid expense		(179,521)
Accounts payable and accrued expenses		2,910,200
Operating liabilities		179,521
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
NET CHANGE IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, BEGINNING OF YEAR
CASH AND RESTRICTED CASH, END OF YEAR
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(5,157,871)
Operating liabilities		1,625,064
Net cash provided by (used in) operating activities		(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities		2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH		471,308
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			$ 471,308
CASH AND RESTRICTED CASH, END OF YEAR		$ 471,308

[1]	The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 - Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.
[2]	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.